John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-55
P.O. Box 111
Boston, Massachusetts  02117-0111

VIA EDGAR

January 11, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

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RE:   John Hancock Life Insurance Company
      Registration Statement Filed On Form N-4
      ----------------------------------------

               John Hancock Variable Annuity Account U (Accommodator)                  #   2-38827
               John Hancock Variable Annuity Account U (Independence)                  #  33-34813
               John Hancock Variable Annuity Account V (Accommodator 2000)             #  33-15672
               John Hancock Variable Annuity Account V (Independence Preferred,
                Independence 2000)                                                     #  33-82646
               John Hancock Variable Annuity Account V (Patriot)                       # 333-64153
               John Hancock Variable Annuity Account H (Declaration, Patriot)          # 333-08345
               John Hancock Variable Annuity Account H (Revolution)                    # 333-84765
               John Hancock Variable Annuity Account H (Revolution-Access)             # 333-84771
               John Hancock Variable Annuity Account H (Revolution-Extra)              # 333-84783
               John Hancock Variable Annuity Account H (Revolution-Value)              # 333-81103

      John Hancock Variable Life Insurance Company
      Registration Statements Filed On Form N-4
      -----------------------------------------

               John Hancock Variable Annuity Account I (Independence Preferred,
                Independence 2000)                                                     #  33-82648
               John Hancock Variable Annuity Account I (Marketplace)                   # 333-16949
               John Hancock Variable Annuity Account JF (Declaration, Patriot)         #  33-64947
               John Hancock Variable Annuity Account JF (Revolution)                   # 333-84763
               John Hancock Variable Annuity Account JF (Revolution-Access)            # 333-84769
               John Hancock Variable Annuity Account JF (Revolution-Extra)             # 333-84767
               John Hancock Variable Annuity Account JF (Revolution-Value)             # 333-81127
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-4 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and


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(2)  the text of the most recent amendment to the registration statement has been filed electronically.







                                           Sincerely,

                                           /s/ Ronald J. Bocage
                                           --------------------
                                           Ronald J. Bocage





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